Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 714.9	$ 828.3
Accounts and notes receivable, net	673.0	789.7
Inventories:
Parts and finished equipment	38.1	44.8
Work in process and materials	26.7	44.1
Deferred income taxes	27.1	40.7
Prepaid expenses and other current assets	123.6	127.8
Total	1,603.4	1,875.4
Properties	1,257.2	1,339.0
Less - Accumulated depreciation and amortization	1,065.9	1,119.3
Properties, net	191.3	219.7
Outsourcing assets, net	137.9	162.3
Marketable software, net	129.8	143.8
Prepaid postretirement assets	43.9	31.2
Deferred income taxes	181.5	179.6
Goodwill	192.5	197.9
Other long-term assets	131.9	211.0
Total	2,612.2	3,020.9
Liabilities and deficit
Current maturities of long-term debt	0.9	0.8
Accounts payable	241.6	260.7
Deferred revenue	448.1	556.3
Other accrued liabilities	425.5	518.9
Total	1,116.1	1,336.7
Long-term debt	358.8	823.2
Long-term postretirement liabilities	2,224.0	1,509.2
Long-term deferred revenue	120.3	149.4
Other long-term liabilities	104.0	136.2
Commitments and contingencies
Deficit
6.25% mandatory convertible preferred stock, net of issuance costs (2.6 million and zero shares issued)	249.7
Common stock, par value $.01 per share (100.0 million shares authorized; 43.8 million shares and 42.9 million shares issued)	0.4	0.4
Accumulated deficit	(2,036.6)	(2,170.6)
Treasury stock, at cost	(48.1)	(46.0)
Paid-in capital	4,217.4	4,207.2
Accumulated other comprehensive loss	(3,700.9)	(2,928.3)
Total Unisys stockholders' deficit	(1,318.1)	(937.3)
Noncontrolling interests	7.1	3.5
Total deficit	(1,311.0)	(933.8)
Total	$ 2,612.2	$ 3,020.9